Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund
Aberdeen Emerging Markets Fund (formerly, Aberdeen Emerging Markets Institutional Fund)
Objective

The Aberdeen Emerging Markets Fund, formerly the Aberdeen Emerging Markets Institutional Fund, (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” — “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145 — 147 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.30%	0.20%	0.29%	0.20%	0.44%
Total Annual Fund Operating Expenses		1.45%	2.10%	1.69%	1.10%	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.45%	2.10%	1.69%	1.10%	1.34%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,007	1,322	2,210
Class C	313	658	1,129	2,431
Class R	172	533	918	1,998
Institutional Class	112	350	606	1,340
Institutional Service Class	136	425	734	1,613

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Emerging Markets Fund Class C	213	658	1,129	2,431

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.14% of the average value of its portfolio.

Principal Strategies

The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.  As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies.  An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is generally considered to be an emerging market company if it:

•                  is organized under the laws of, or has its principal office in an emerging market country,

•                  has its principal securities trading market in an emerging market country,

•                  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•                  issues securities denominated in the currency of an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The Fund may invest in securities denominated in major currencies, including U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization, including small and mid-cap securities.

Principal Risks

The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk — the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Emerging Markets Fund. The bar chart shows how the Fund’s annual total returns for the Institutional Class have varied from year to year. The returns in the bar chart do not reflect the impact of taxes. If taxes were included, the annual total returns would be lower than those shown.  The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Emerging Markets Fund for periods prior to November 23, 2009 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Emerging Markets Fund adopted the performance of the Predecessor Fund as the result of a reorganization on November 23, 2009 in which the Emerging Markets Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies. On May 21, 2012, the Fund changed its name from Aberdeen Emerging Markets Institutional Fund to Aberdeen Emerging Markets Fund.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: May 21, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: November 24, 2009) are based on the previous performance of the Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Returns - Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008
Average Annual Total Returns As of December 31, 2012

After-tax returns are shown in the following table for the Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	18.62%	7.24%	9.68%	May 21, 2012
Class C	25.35%	8.41%	10.75%	May 21, 2012
Class R	25.70%	8.47%	10.81%	May 21, 2012
Institutional Class	26.15%	8.55%	10.88%	May 11, 2007
Institutional Service Class	25.83%	8.45%	10.78%	Nov. 24, 2009
After Taxes on Distributions Institutional Class	25.67%	7.99%	10.22%
After Taxes on Distributions and Sales of Shares Institutional Class	17.00%	7.08%	9.12%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.63%	(0.61%)	12.73%	May 21, 2012